Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of changes in equity
Impact of the Group's cash flow hedges, net gain (loss) deferred to other comprehensive income			€ 3,704	€ (5,892)	€ 4,113
Net gain (loss) recycled to the income statement			€ 1,422	€ (1,226)	€ 408
Reissue of treasury shares		1,427
Reissue of treasury shares, value		€ 1,944
Tax credit related to issue of mandatory convertible bonds	1,519
Tax credit related to issue of mandatory convertible bonds, value	€ 1,903